Income Taxes (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	$ 0	¥ 0	¥ 0
Deferred income tax expense	0	0	0
Total income tax expenses	$ 0	¥ 0	¥ 0